Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance (“PvP”) Tabular Disclosure — 2022
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” (“CAP”) to our CEO and to our other NEOs and certain financial performance metrics of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

	Pay				Performance
	CEO		Average of Other NEOs		Value of $100 Initial Investment Based On:
Year (1)	SCT Total Compensation	Compensation Actually Paid (2)	SCT Total Compensation	Compensation Actually Paid (2)	Cumulative TSR	Peer Group Cumulative TSR (3)	Net Income ($M)	EPS
2022	$4,745,379	$5,290,632	$1,318,402	$1,605,440	$104	$103	$155.2	$2.12
2021	$4,577,539	$3,485,983	$1,257,052	$1,082,031	$96	$103	$147.3	$2.10
2020	$5,004,033	$2,234,759	$1,173,361	$241,559	$87	$86	$129.5	$1.90

1.
The CEO in all three reporting years is Dennis Vermillion. The other NEOs in the 2022 and 2021 reporting years are: Mark Thies, Jason Thackston, Heather Rosentrater, and Kevin Christie. The other NEOs in the 2020 reporting year are Mark Thies, Jason Thackston, Marian Durkin (ret.), Kevin Christie, and Heather Rosentrater.

2.
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the Summary Compensation Table for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2020		2021		2022
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

Summary Compensation Table Reported Compensation	$5,004,033	$1,173,361	$4,577,539	$1,257,052	$4,745,379	$1,318,402

Deduct: SCT reported change in pension value	$(2,290,317)	$(335,308)	$(905,751)	$(170,893)	$—	$—

Add : “CAP” pension value	$985,475	$73,716	$6,658	$118,549	$3,813	$115,378

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,778,775)	$(432,640)	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)

Deduct : For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(10,089)	$—	$—	$—	$—

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$798,823	$154,306	$1,865,542	$416,058	$2,626,495	$577,278

Add : The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(249,034)	$(176,959)	$(192,645)	$(63,103)	$268,274	$61,234

Add : For awards granted and vested in the same FY, the fair value as of the vesting date	$109,542	$23,708	$179,733	$40,100	$217,488	$63,451

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(410,431)	$(250,148)	$(197,784)	$(108,165)	$119,893	$60,392

Add : The dollar value of any dividends or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$65,443	$21,612	$139,135	$35,511	$232,446	$51,807

Total Compensation Actually Paid	$2,234,759	$241,559	$3,485,983	$1,082,031	$5,290,632	$1,605,440

3.	Amounts reported in this column represent returns on an initial $100 investment in the S&P 400 Utilities Index, which we chose as peer group for purposes of the PvP table.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]
1.
The CEO in all three reporting years is Dennis Vermillion. The other NEOs in the 2022 and 2021 reporting years are: Mark Thies, Jason Thackston, Heather Rosentrater, and Kevin Christie. The other NEOs in the 2020 reporting year are Mark Thies, Jason Thackston, Marian Durkin (ret.), Kevin Christie, and Heather Rosentrater.

Peer Group Issuers, Footnote [Text Block]	Amounts reported in this column represent returns on an initial $100 investment in the S&P 400 Utilities Index, which we chose as peer group for purposes of the PvP table.
PEO Total Compensation Amount	$ 4,745,379	$ 4,577,539	$ 5,004,033
PEO Actually Paid Compensation Amount	$ 5,290,632	3,485,983	2,234,759
Adjustment To PEO Compensation, Footnote [Text Block]
2.
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the Summary Compensation Table for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2020		2021		2022
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

Summary Compensation Table Reported Compensation	$5,004,033	$1,173,361	$4,577,539	$1,257,052	$4,745,379	$1,318,402

Deduct: SCT reported change in pension value	$(2,290,317)	$(335,308)	$(905,751)	$(170,893)	$—	$—

Add : “CAP” pension value	$985,475	$73,716	$6,658	$118,549	$3,813	$115,378

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,778,775)	$(432,640)	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)

Deduct : For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(10,089)	$—	$—	$—	$—

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$798,823	$154,306	$1,865,542	$416,058	$2,626,495	$577,278

Add : The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(249,034)	$(176,959)	$(192,645)	$(63,103)	$268,274	$61,234

Add : For awards granted and vested in the same FY, the fair value as of the vesting date	$109,542	$23,708	$179,733	$40,100	$217,488	$63,451

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(410,431)	$(250,148)	$(197,784)	$(108,165)	$119,893	$60,392

Add : The dollar value of any dividends or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$65,443	$21,612	$139,135	$35,511	$232,446	$51,807

Total Compensation Actually Paid	$2,234,759	$241,559	$3,485,983	$1,082,031	$5,290,632	$1,605,440

Non-PEO NEO Average Total Compensation Amount	$ 1,318,402	1,257,052	1,173,361
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,605,440	1,082,031	241,559
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2.
Amounts reported in this column are based upon total compensation reported for our CEO and our other NEOs in the Summary Compensation Table for the indicated reporting years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2020		2021		2022
	CEO	Other NEOs	CEO	Other NEOs	CEO	Other NEOs

Summary Compensation Table Reported Compensation	$5,004,033	$1,173,361	$4,577,539	$1,257,052	$4,745,379	$1,318,402

Deduct: SCT reported change in pension value	$(2,290,317)	$(335,308)	$(905,751)	$(170,893)	$—	$—

Add : “CAP” pension value	$985,475	$73,716	$6,658	$118,549	$3,813	$115,378

Deduct: Grant date fair values of equity awards reported in “Stock Awards” column of the SCT for the covered FY	$(1,778,775)	$(432,640)	$(1,986,445)	$(443,078)	$(2,923,157)	$(642,502)

Deduct : For any awards granted in any prior FY forfeited during the covered FY, the fair value at the end of the prior FY	$—	$(10,089)	$—	$—	$—	$—

Add: Fair values as of the end of the covered FY of all equity awards granted during the covered FY outstanding and unvested as of the end of such covered FY	$798,823	$154,306	$1,865,542	$416,058	$2,626,495	$577,278

Add : The change in fair value (whether positive or negative) as of the end of the covered FY of any equity awards granted in any prior FY outstanding and unvested as of the end of such covered FY	$(249,034)	$(176,959)	$(192,645)	$(63,103)	$268,274	$61,234

Add : For awards granted and vested in the same FY, the fair value as of the vesting date	$109,542	$23,708	$179,733	$40,100	$217,488	$63,451

Add: The change in fair value (whether positive or negative) as of the vesting date of any awards granted in any prior FY for which all applicable vesting conditions were satisfied at the end of or during the covered FY	$(410,431)	$(250,148)	$(197,784)	$(108,165)	$119,893	$60,392

Add : The dollar value of any dividends or other earnings paid on stock or option awards in the covered FY prior to the vesting date not otherwise reflected in the fair value of such award	$65,443	$21,612	$139,135	$35,511	$232,446	$51,807

Total Compensation Actually Paid	$2,234,759	$241,559	$3,485,983	$1,082,031	$5,290,632	$1,605,440

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Measures Linking Avista NEO Pay to Performance — 2022
The following are the most important financial and
non-financial
performance measures, as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.

•	EPS

•	3-Year Relative TSR

•	Net Income

Total Shareholder Return Amount	$ 104	96	87
Peer Group Total Shareholder Return Amount	103	103	86
Net Income (Loss)	$ 155,200,000	$ 147,300,000	$ 129,500,000
Company Selected Measure Amount	2.12	2.1	1.9
PEO Name	Dennis Vermillion
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member] | SCT Reported Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (905,751)	$ (2,290,317)
PEO [Member] | CAP Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,813	6,658	985,475
PEO [Member] | Grant Date Fair Values of Equity Awards Reported in Stock Awards Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,923,157)	(1,986,445)	(1,778,775)
PEO [Member] | For Any Awards Granted in Any Prior FY Forfeited During the Covered FY, the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Values as of the End of the Covered FY of All Equity Awards Granted During the Covered FY Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,626,495	1,865,542	798,823
PEO [Member] | The Change in Fair Value as of the End of the Covered FY of Any Equity Awards Granted in Any Prior FY Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	268,274	(192,645)	(249,034)
PEO [Member] | For Awards Granted and Vested in the Same FY, the Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	217,488	179,733	109,542
PEO [Member] | The Change in Fair Value as of the Vesting Date of Any Awards Granted in Any Prior FY for Which All Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	119,893	(197,784)	(410,431)
PEO [Member] | The Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in the Covered FY Prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,446	139,135	65,443
Non-PEO NEO [Member] | SCT Reported Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(170,893)	(335,308)
Non-PEO NEO [Member] | CAP Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	115,378	118,549	73,716
Non-PEO NEO [Member] | Grant Date Fair Values of Equity Awards Reported in Stock Awards Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(642,502)	(443,078)	(432,640)
Non-PEO NEO [Member] | For Any Awards Granted in Any Prior FY Forfeited During the Covered FY, the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(10,089)
Non-PEO NEO [Member] | Fair Values as of the End of the Covered FY of All Equity Awards Granted During the Covered FY Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	577,278	416,058	154,306
Non-PEO NEO [Member] | The Change in Fair Value as of the End of the Covered FY of Any Equity Awards Granted in Any Prior FY Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,234	(63,103)	(176,959)
Non-PEO NEO [Member] | For Awards Granted and Vested in the Same FY, the Fair Value as of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,451	40,100	23,708
Non-PEO NEO [Member] | The Change in Fair Value as of the Vesting Date of Any Awards Granted in Any Prior FY for Which All Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,392	(108,165)	(250,148)
Non-PEO NEO [Member] | The Dollar Value of Any Dividends or Other Earnings Paid on Stock or Option Awards in the Covered FY Prior to the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 51,807	$ 35,511	$ 21,612